Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 29, 2015	Dec. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 51,755	$ 49,469	$ 122
Accounts receivable	4,772	3,187	2,204
Inventory	1,063	909	686
Prepaid expenses	2,964	1,117	1,315
Deferred tax assets		528
Total current assets	60,554	55,210	4,327
Property and equipment, net	75,114	65,668	50,076
Tradenames	12,500	12,500	12,500
Goodwill	9,967	9,967	9,967
Deposits		1,314	909
Deposits and other assets, net	2,119	1,441
Deferred tax assets	95,726	13,836
Other assets, net		107	102
Total long-term assets	195,426	103,412
Total other assets		37,724	23,478
Total assets	255,980	158,622	77,881
Current liabilities
Accounts payable	8,225	7,036	5,784
Employee-related accruals	6,304	3,617	3,061
Accrued expenses	5,377	4,218	2,444
Income tax payable	97	191
Sales taxes payable	1,885	1,633	1,187
Current portion of long-term debt			2,518
Deferred tax liabilities	66
Deferred rent	608	383
Deferred franchise income	270	55
Total current liabilities	22,832	17,133	14,994
Deferred rent	11,810	8,461	6,356
Deemed landlord financing	2,449	2,478	2,506
Deferred franchise income	670	895	15
Amounts payable under Tax Receivable Agreement	88,091	12,698
Long-term debt, net of current portion			8,943
Total liabilities	$ 125,852	$ 41,665	$ 32,814
Commitments and contingencies
Stockholders'equity (deficit):
Members'/ Stockholders' equity (deficit)			$ 45,067
Common stock value		$ 260
Additional paid-in capital	$ 71,276	41,317
Retained earnings (deficit)	2,246	(32)
The Habit Restaurants, Inc. stockholders' equity	73,782	41,545	45,067
Non-controlling interests	56,346	75,412
Total equity	130,128	116,957	45,067
Total liabilities and members' / stockholders' equity (deficit)	255,980	158,622	$ 77,881
Scenario, Previously Reported Before Reclassification [Member]
Current assets
Inventory		929
Total current assets		55,230
Current liabilities
Total current liabilities		16,695
Deferred franchise income		950
Class A Common Stock [Member]
Stockholders'equity (deficit):
Common stock value	138	90
Total equity	138	90
Class B Common Stock [Member]
Stockholders'equity (deficit):
Common stock value	122	170
Total equity	$ 122	$ 170